Prepayments, Other Receivables and Other Assets - Summary of Prepayments, Other Receivables and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Lease receivables	$ 395	$ 0
VAT recoverable	0	4,080
Prepayments	1,092	1,068
Prepayments Other Receivable and Other Assets
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Interest receivable	1,517	230
Other receivables	41,324	837
Lease receivables	188	94
Income tax refund	1,003	4,712
VAT recoverable	1,396	2,264
Prepayments	16,327	5,715
Total	$ 61,755	$ 13,852